Share Based Compensation (Details)		1 Months Ended			6 Months Ended
	Apr. 06, 2022 shares	May 19, 2022 shares	Mar. 24, 2022 $ / shares shares	Dec. 31, 2019	Jun. 30, 2022 USD ($) shares
Share Based Compensation (Details) [Line Items]
Options granted				505,473
Vested shares (in Shares) | shares					1,404,846
Share based compensation related party description			The RSUs represents the right to receive Ordinary Shares at a future time. 555,500 RSU’s vest over a period of three years, with 1 year cliff and 3,141 RSUs vested immediately on the grant date. The RSUs to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.
Granted total options (in Shares) | shares		30,000	29,400
Exercise price (in Dollars per share) | $ / shares			$ 0.12
Contractual life			10 years
Capital gain tax	25.00%	25.00%
Description of fair value assumptions					The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others: (i)The expected volatility is 50%; (ii)The dividend rate 0%; and (iii)Expected term – three years.
Share based payment expenses					$ 3,107,000
Restricted Stock Units [Member]
Share Based Compensation (Details) [Line Items]
Options granted				3,542,542
Shares vested (in Shares) | shares	285,713
Restricted Stock Units [Member] | Services providers and advisers [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses					22
Restricted Stock Units [Member] | Employees and directors [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses					2,953
Stock Options [Member] | Services providers and advisers [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses					22
Stock Options [Member] | Employees and directors [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses					$ 110